Trading Account Profits and Losses	12 Months Ended
Mar. 31, 2011
Trading Account Profits and Losses
Trading Account Profits and Losses

26.    TRADING ACCOUNT PROFITS AND LOSSES

The MUFG Group performs trading activities through market-making, sales and arbitrage, while maintaining risk levels within appropriate limits in accordance with its risk management policy.

The MUFG Group has trading securities and trading derivative assets and liabilities for this purpose. In addition, the trading securities include foreign currency-denominated debt securities such as foreign government or official institution bonds, corporate bonds and mortgage-backed securities, which are mainly comprised of securities measured at fair value under fair value option.

Net trading gains (losses) for the fiscal years ended March 31, 2009, 2010 and 2011 were comprised of the following:

	2009	2010	2011
	(in millions)
Interest rate and other derivative contracts	¥555,505	¥(88,486)	¥(3,095)
Trading account securities, excluding derivatives	(813,312)	849,958	137,000

Trading account profits (losses)—net	(257,807)	761,472	133,905
Foreign exchange derivative contracts(1)	(829,605)	31,154	79,840

Net trading gains (losses)	¥(1,087,412)	¥792,626	¥213,745

Note:

(1)	Gains (losses) on foreign exchange derivative contracts are included in Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations. Foreign exchange gains (losses)—net in the accompanying consolidated statements of operations are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.

For further information on the methodologies and assumptions used to estimate fair value, see Note 29, which also shows fair values of trading securities by major category. Note 21 discloses further information regarding the derivative-related impact on Trading account profits (losses)—net by major category.